CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses And Other Current Liabilities	$ 25,742	$ 21,319
Accounts Payable, Current	8,701	16,728
Contract with Customer, Liability, Current	$ 889	$ 1,925
Common Stock, Par or Stated Value Per Share	$ 0.00005	$ 0.00005
Common Stock, Shares Authorized	971,000,000	971,000,000
Common Stock, Shares, Issued		232,451,900
Common Stock, Shares, Outstanding		232,451,900
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.00005	$ 0.00005
Preferred Stock, Shares Issued		29,000,000
Preferred Stock, Shares Outstanding		29,000,000
Class A Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share	$ 0.00005	$ 0.00005
Common Stock, Shares Authorized	1,700,000,000	1,700,000,000
Common Stock, Shares, Issued	160,055,640
Common Stock, Shares, Outstanding	160,055,640
Class B Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share	$ 0.00005	$ 0.00005
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	122,072,980
Common Stock, Shares, Outstanding	122,072,980
VIEs [Member]
Accrued Expenses And Other Current Liabilities	$ 9,552	$ 10,733
Accounts Payable, Current	7,028	3,543
Contract with Customer, Liability, Current	$ 215	$ 837